Financial risk management - Exchange risk management (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial risk management
Percent of revenue (excluding construction revenue) from TUA of international passengers (as a percent)	16.58%	15.71%	14.59%
Appreciation rate of the peso to U.S. Dollar (as a percent)	10.00%	10.00%	10.00%
Projected decrease in revenue due to appreciation rate of peso to U.S. dollar	$ 226,277	$ 191,837	$ 168,680
Depreciation of peso to U.S. Dollar (as a percent)	13.40%